Trace W. Rakestraw State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 1501 Fax +1 617 368 0205 twrakestraw@statestreet.com

April 20, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
           Securities Act File No. 333-92935;
           Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information, each dated April 20, 2015, do not differ from those contained in the following Post-Effective Amendments to the Trust’s Registration Statement on Form N-1A, filed electronically on April 20, 2015:

Series	Post-Effective Amendment No.
iShares FactorSelect MSCI Global ETF	1,404
iShares FactorSelect MSCI International ETF	1,405
iShares FactorSelect MSCI Intl Small-Cap ETF	1,406
iShares FactorSelect MSCI USA ETF	1,407
iShares FactorSelect MSCI USA Small-Cap ETF	1,408

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (617) 662-1501.

Yours truly,

/s/ Trace W. Rakestraw
Trace W. Rakestraw
Assistant Secretary

cc:  Benjamin J. Haskin, Esq.